Share-Based Compensation (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RSUs [Member]
Sharebased Payment Arrangements [Line Items]
Units at beginning of the year	43,568	104,909
Units granted	$ 116,766
Units forfeited	(3,835)	(7,903)
Units Vested	(42,648)	(53,438)
Units Expired
Units at end of year	113,851	43,568
PSUs [Member]
Sharebased Payment Arrangements [Line Items]
Units at beginning of the year	250,358	383,920
Units granted
Units forfeited	(36,326)	(38,836)
Units Vested
Units Expired	(195,870)	(94,726)
Units at end of year	18,162	250,358